Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Cost of Revenues Products) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,634	$ 2,703	$ 1,828
Subcontractors	128	230	58
Depreciation and amortization	630	672	426
Cost of materials	1,282	916	636
Other manufacturing expenses	1,162	1,207	779
Decrease (increase) in inventory of finished products	604	(801)	(543)
Cost of revenues from sale of products	$ 6,440	$ 4,927	$ 3,184